12. INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
12.	INTANGIBLE ASSETS

							Consolidated
	Goodwill	Customer relationships	Software	Trademarks and patents	Rights and licenses (*)	Others	Total
Balance at December 31, 2019	3,606,156	246,139	53,859	153,103	3,170,960	1,564	7,231,781
Cost	3,846,563	585,407	171,152	153,103	3,189,789	1,564	7,947,578
Accumulated amortization	(131,077)	(339,268)	(117,293)		(18,829)		(606,467)
Adjustment for accumulated recoverable value	(109,330)						(109,330)
Balance at December 31, 2019	3,606,156	246,139	53,859	153,103	3,170,960	1,564	7,231,781
Effect of foreign exchange differences		94,998	584	62,429		638	158,649
Acquisitions and expenditures			1,837				1,837
Transfer of property, plant and equipment			633		4,000		4,633
Amortization (note 26)		(63,096)	(11,248)		(5,611)		(79,955)
Others						(151)	(151)
Balance at December 31, 2020	3,606,156	278,041	45,665	215,532	3,169,349	2,051	7,316,794
Cost	3,846,563	823,540	182,059	215,532	3,193,787	2,051	8,263,532
Accumulated amortization	(131,077)	(545,499)	(136,394)		(24,438)		(837,408)
Adjustment for accumulated recoverable value	(109,330)						(109,330)
Balance at December 31, 2020	3,606,156	278,041	45,665	215,532	3,169,349	2,051	7,316,794

							Consolidated
	Goodwill	Customer relationships	Software	Trademarks and patents	Rights and licenses (*)	Others	Total
Balance at December 31, 2018	3,590,931	288,773	54,972	150,009	3,166,999	1,491	7,253,175
Cost	3,831,338	573,614	161,067	150,009	3,185,701	1,491	7,903,220
Accumulated amortization	(131,077)	(284,841)	(106,095)	-	(18,702)	-	(540,715)
Adjustment for accumulated recoverable value	(109,330)	-	-	-	-	-	(109,330)
Balance at December 31, 2018	3,590,931	288,773	54,972	150,009	3,166,999	1,491	7,253,175
Effect of foreign exchange differences	-	4,711	3	3,092	-	33	7,839
Acquisitions and expenditures	-	$0.00	1,387	-	-	40	1,427
Transfer of property, plant and equipment	-	$0.00	7,808	-	4,088		11,896
Amortization (note 26)	-	(47,345)	(10,657)	-	(127)		(58,129)
Goodwill - acquisition 50% CBSI (note 8.d)	15,225	-	-	-	-		15,225
Consolidated CBSI on November 30, 2019	-	-	346	2	-		348
Balance at December 31, 2019	3,606,156	246,139	53,859	153,103	3,170,960	1,564	7,231,781
Cost	3,846,563	585,407	171,152	153,103	3,189,789	1,564	7,947,578
Accumulated amortization	(131,077)	(339,268)	(117,293)	-	(18,829)	-	(606,467)
Adjustment for accumulated recoverable value	(109,330)	-	-	-	-	-	(109,330)
Balance at December 31, 2019	3,606,156	246,139	53,859	153,103	3,170,960	1,564	7,231,781

(*) Composed mainly of mining rights. Amortization is based on production volume.

The average useful life by nature is as follows (in years):

		Consolidated
	12/31/2020	12/31/2019
Software	9	9
Customer relationships	13	13

Accounting Policy

Intangible assets basically comprise assets acquired from third parties, including through business combinations. These assets are recorded at acquisition or formation cost and deducted from amortization calculated using the straight-line method based on the economic useful life of each asset, within the estimated periods of exploration or recovery.

Mineral exploration rights are classified as rights and licenses in the intangible group.

Intangible assets with an indefinite useful life are not amortized.

12.a)	Goodwill impairment test

Goodwill arising from expected future profitability of acquired companies and intangible assets with indefinite useful lives (brands) were allocated to CSN’s cash generating units (CGUs) which represent the lowest level of assets or group of assets of the Company. According to IAS36, when a CGU has an intangible asset with no defined useful life allocated, the Company must perform an impairment test. The CGUs with intangible assets in this situation are shown below:

							Consolidated
		Goodwill		Trademarks		Total
Cash generating of units	Segment	12/31/2020	12/31/2019	12/31/2020	12/31/2019	12/31/2020	12/31/2019

Packaging (1)	Steel	158,748	158,748			158,748	158,748
Long steel (2)	Steel	235,595	235,595	215,532	153,103	451,127	388,698
Mining (3)	Mining	3,196,588	3,196,588			3,196,588	3,196,588
Other Steel (4)	Steel	15,225	15,225			15,225	15,225
		3,606,156	3,606,156	215,532	153,103	3,821,688	3,759,259

(1) The goodwill of the Packaging cash-generating unit is shown net of impairment loss in the amount of R$109,330, recognized in 2011.

(2) The goodwill and trademark that are recorded in line item intangible assets at long steel segment, those transactions are derived from the business combination of Stahlwerk Thuringen GmbH ("SWT") and Gallardo Sections CSN. The assets mentioned are considered to have indefinite useful lives as they are expected to contribute indefinitely to the Company's cash flows.

(3) Refers to the goodwill based on expectations for future profitability, resulting from the acquisition of Namisa by CSN Mineração concluded in December 2015, which recoverability is tested annually.

(4) On November 29, 2019, CSN acquired the stake held by CKTR Brasil Serviços Ltda., corresponding to 50% of CBSI's shares, and now holds 100% of CBSI's share capital.

The impairment testing of the goodwill and the trademark include the balance of property, plant and equipment of the cash-generating units and the intangible assets. The test is based on the comparison between the actual balances and the value in use of those units, determining based on the projections of discounted cash flows and use of such assumptions and judgements as: growth rate, costs and expenses, discount rate, working capital, future Capex investment and macroeconomic assumptions observable in the market.

The main assumptions used in the calculation of the value in use on December 31, 2020, are as follows:

	Packaging	Mining	Other Steelmaking	Flat Steel	Logistics
Measurement of recoverable value	DCF	DCF	DCF	DCF	DCF
Cash Flow Projection	Until 2030 + perpetuity	Until 2064	Until 2030 + perpetuity	Until 2030 + perpetuity	by 2027
Gross margin	Update of gross margin based on historical data, incorporation of the impacts of business restructuring and market trends.	It reflects projection of costs due to the progress of the mining plan as well as startup and project ramp up. Prices and exchange rates projected according to sectoral reports.	Update of gross margin based on historical data and market trends.	Update gross margin based on historical data and market trends.	Estimated based on market study to capture cargo and operating costs according to market trend studies
Update costs	Update of costs based on historical data for each product and incorporation of the impacts of business restructuring.	Update of costs based on historical data, progress of the mining plan as well as startup and project ramp up	Update of costs based on historical data and market trends.	Update of costs based on historical data and market trends.	Study-based costs and market trends
Perpetuity growth rate	No growth.	Without perpetuity.	No growth.	Growth of 1.4% per year in real terms, updated by long-term inflation of 1.7% per year in the Eurozone.	Without perpetuity.
Discount Rate	For packaging, cash flow was discounted using a discount rate of around 8% per year in real terms. For mining, flat steel and other steel (CBSI), cash flows were discounted using a discount rate between 7% to 9.5% pa in nominal terms. For logistics, cash flow was discounted using a discount rate between 5.87% to 6.40% pa in real terms. The discount rate was based on the weighted average cost of capital (“WACC”) which reflects the specific risk of each segment.

(*) refer to the assets of the subsidiary Lusosider, located in Portugal. The discount rate was applied to the discounted cash flow prepared in Euros, the functional currency of this subsidiary.

(**) refer to the assets of the subsidiary FTL - Ferrovia Transnordestina Logística SA

For the subsidiary SWT long steel, the measurement of recoverable value was based on fair value and classified as Level 3, based on unobservable inputs that reflect the assumptions that market participants would use for pricing, including risk assumptions and discount rate.

Based on the analyzes carried out by Management, it was not identified the need to record any impairment losses on the balances of these assets in the year ended December 31, 2020.

Accounting Policy

•	Goodwill

Goodwill represents the positive difference between the amount paid and/or payable for the acquisition of a business and the net fair value of assets and liabilities of the subsidiary acquired. Goodwill on acquisitions in business combinations is recorded as intangible assets in the consolidated financial statements. The gain on bargain purchase is recorded as a gain in the income statement for the period of the acquisition. Goodwill is tested for impairment annually or at any time when circumstances indicate a possible loss. Recognized impairment losses on goodwill, if any, are not reversed. Gains and losses on the disposal of a Cash Generating Unit ("CGU"), if any, include the carrying amount of goodwill related to the CGU sold.

•	Impairment of Non-financial Assets

Assets that have an indefinite useful life, such as goodwill, are not subject to amortization and are tested annually for impairment. Assets that are subject to amortization and/or depreciation, such as fixed assets and investment properties, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. An impairment loss is recognized for the amount by which the asset's carrying amount exceeds its recoverable amount. The latter is the higher of an asset's fair value less costs to sell and its value in use. For impairment assessment purposes, assets are grouped at the lowest levels for which there are separately identifiable incoming cash flows (Cash Generating Units). Non-financial assets other than goodwill that have suffered impairment are reviewed subsequently each year for possible reversal of the impairment.